INTANGIBLE ASSETS (Details)	1 Months Ended	12 Months Ended
	Feb. 29, 2020 USD ($) item	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Finite-Lived Intangible Assets
Estimated useful lives		1 year	13 years
Net book value		$ 1,063,000	$ 12,203,000	$ 13,210,000	$ 13,674,000
Gain (Loss)		(2,058,000)	(65,000)	1,152,000
Impairment of intangible assets		8,724,000		1,537,000
ANDA
Finite-Lived Intangible Assets
Net book value		990,000	12,144,000
Intangible assets, fair value		1,000,000.0
Impairment of intangible assets		8,724,000	0	$ 0
Others
Finite-Lived Intangible Assets
Net book value		$ 73,000	$ 59,000
Others | Minimum
Finite-Lived Intangible Assets
Estimated useful lives		5 years
Others | Maximum
Finite-Lived Intangible Assets
Estimated useful lives		10 years
Chartwell | ANDA
Finite-Lived Intangible Assets
Number of intangible assets sold | item	7
Aggregate consideration on sale of intangible assets	$ 450,000
Remaining consideration on sale of intangible assets	$ 1,000,000